EQUITY (Details Narrative)					12 Months Ended
	Dec. 25, 2023 USD ($) shares	Oct. 26, 2023 USD ($) shares	Aug. 22, 2022 USD ($) shares	Aug. 22, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 shares	Jul. 13, 2022 shares	Jul. 12, 2022 shares
Common stock, shares authorized					100,000,000	100,000,000
Common stock, shares issued					45,518,000	45,518,000
Common stock, shares outstanding					45,518,000	45,518,000	40,000,000	100,000,000
Number of shares issued					518,000
Value of shares issued | $					$ 107,200
66 Individual [Member]
Number of shares issued			5,000,000	5,000,000
Value of shares issued			$ 500,000	¥ 3,400,700
Mr. Gang Wang [Member]
Number shares sold		500,000
Sale of stock | $		$ 100,000
Mr. Lihong Zou [Member]
Number shares sold	18,000
Sale of stock | $	$ 7,200